INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS
Cost	$ 238,296	$ 246,545
Accumulated amortization	153,406	137,946
Net book value	84,890	108,599
Estimated annual amortization expense
2019	17,263
2020	13,605
2021	9,750
2022	8,699
2023	8,452
Patents and trademarks [Member]
INTANGIBLE ASSETS
Cost	15,163	15,404
Accumulated amortization	13,328	12,077
Net book value	1,835	3,327
Licenses [Member]
INTANGIBLE ASSETS
Cost	50,740	51,859
Accumulated amortization	49,112	50,434
Net book value	1,628	1,425
Intellectual property [Member]
INTANGIBLE ASSETS
Cost	28,277	28,411
Accumulated amortization	18,671	13,541
Net book value	9,606	14,870
Customer relationships [Member]
INTANGIBLE ASSETS
Cost	118,741	124,706
Accumulated amortization	61,993	53,627
Net book value	56,748	71,079
Brand [Member]
INTANGIBLE ASSETS
Cost	14,854	15,153
Accumulated amortization	2,536	1,318
Net book value	12,318	13,835
In-process research and development [Member]
INTANGIBLE ASSETS
Cost	10,521	11,012
Accumulated amortization	7,766	6,949
Net book value	$ 2,755	$ 4,063